Redeemable, Convertible Preferred Stock (Tables)	9 Months Ended
Sep. 30, 2022
Temporary Equity Disclosure [Abstract]
Authorized, issued and outstanding shares, issue price, and carrying value

Gross proceeds	$150,000,000
Less:
Amount allocated to public warrants	(5,100,000)
Class A common stock issuance costs	(13,306,092)
Plus:
Accretion of carrying value to redemption value	18,406,092
Class A common stock subject to possible redemption, December 31, 2021	150,000,000
Subsequent remeasurement of Class A common stock subject to possible redemption	293,649
Class A common stock subject to possible redemption, September 30, 2022	$150,293,649

Gross proceeds from Initial Public Offering	$150,000,000
Less:
Fair value of Public Warrants at issuance	(5,100,000)
Offering costs allocated to Class A common stock subject to possible redemption	(13,306,092)
Plus:
Accretion on Class A common stock subject to possible redemption amount	18,406,092
Class A common stock subject to possible redemption	$150,000,000
The authorized, issued and outstanding shares, issue price, and carrying value as of September 30, 2022, are as follows (in thousands, except share and per share amounts):

	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,161,362	19.93	188,402
Series E	5,183,957	5,183,957	22.86	118,076
Series F	3,634,210	3,634,210	22.86	83,073
	29,747,033	29,521,810		$480,631
The authorized, issued and outstanding shares, issue price, and carrying value as of December 31, 2021 and 2020 are as follows (in thousands, except share and per share amounts):

	Year Ended December 31, 2021
	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,161,362	19.93	188,402
Series E	5,183,957	5,183,957	22.86	118,076
Series F	3,634,210	3,634,210	22.86	83,073
	29,747,033	29,521,810		$480,631

	Year Ended December 31, 2020
	Shares Authorized	Shares Issued and Outstanding	Issue Price	Carrying Amount
Series A	4,666,503	4,666,503	$1.75 - 3.94	$12,230
Series B	1,733,370	1,733,370	10.38	18,000
Series C	4,254,733	4,142,408	14.69	60,850
Series D	10,274,260	10,003,304	19.93	185,252
Series E	5,183,957	5,183,957	22.86	118,076
	26,112,823	25,729,542		$394,408
Redeemable convertible preferred stock issued and outstanding as of December 31, 2021 and 2020, and changes during the years ended December 31, 2021 and 2020, were as follows:

	Redeemable Convertible Preferred Stock
	Series A		Series B		Series C		Series D		Series E		Series F		Total
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Balance as of January 1, 2020	4,666,503	$12,230	1,733,370	$18,000	4,142,408	$60,850	10,003,304	$185,252	3,149,745	$71,606	$—	$—	23,695,330	$347,938
Preferred stock issuance, net of costs	—	—	—	—	—	—	—	—	2,034,212	46,470	—	—	2,034,212	46,470
Balance as of December 31, 2020	4,666,503	12,230	1,733,370	18,000	4,142,408	60,850	10,003,304	185,252	5,183,957	118,076	—	—	25,729,542	394,408
Preferred stock issuance, net of costs	—	—	—	—	—	—	158,058	3,150	—	—	3,634,210	83,073	3,792,268	86,223
Balance as of December 31, 2021	4,666,503	$12,230	1,733,370	$18,000	4,142,408	$60,850	10,161,362	$188,402	5,183,957	$118,076	3,634,210	$83,073	29,521,810	$480,631